Exhibit 99.1

GRANT THORNTON LLP 1301 International Parkway, Suite 200 Fort Lauderdale, FL 33323 D +1 954 768 9900 F +1 954 768 9908	REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Management of Westgate Resorts Ltd., Westgate Resorts 2026-1 LLC, and Capital One Securities, Inc.:

We have performed the procedures enumerated below, on certain information with respect to attributes of Westgate Resort Ltd.’s (the “Company”) timeshare loans as of January 31, 2026 (the “Subject Matter”), related to Westgate Resorts 2026-1 LLC’s (the “Issuer”) issuance of Timeshare Loan-Backed Notes (the “Securitization Transaction”). The Company’s management is responsible for the Data File (as defined herein) accurately representing the information included in the underlying asset documents and the disclosed assumptions and methodologies.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the Subject Matter. This report may not be suitable for any other purpose. Additionally, the Issuer and Capital One Securities, Inc. (“Capital One”, and together with the Company and the Issuer, the “Specified Parties”) have agreed to and acknowledged that the procedures performed are appropriate for their purposes. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed on the timeshare loans and our findings are as follows.

For the purposes of all agreed-upon procedures, we were instructed by the Company that certain abbreviated or alternate resort names reflected in the Data File were deemed to be in agreement with the corresponding legal resort names reflected in the underlying source documents, including, but not limited to, the following:

(i)  “Lakes” was deemed to be in agreement with “Westgate Lakes I”, “Westgate Lakes II”, “Westgate Lakes III” and “Westgate Lakes V”

(ii)  “Town Center” was deemed to be in agreement with “Westgate Town Center”

(iii)   “Palace” was deemed to be in agreement with “Westgate Palace”

(iv) “WG LV R & Casino” was deemed to be in agreement with “Westgate Las Vegas Resort”

GT.COM	Grant Thornton LLP is a U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

(v)   “Smoky Mountain” was deemed to be in agreement with “Westgate Smoky Mountain Resort at Gatlinburg”

(vi) “Towers” was deemed to be in agreement with “Westgate Towers”

(vii)  “Vacation Villas” was deemed to be in agreement with “Westgate Vacation Villas X”, “Westgate Vacation Villas XI”, “Westgate Vacation Villas XIV”, “Westgate Vacation Villas XV”, “Westgate Vacation Villas XIX”, “Westgate Vacation Villas XXIII” and “Westgate Vacation Villas XXV”

(viii)  “Branson Woods” was deemed to be in agreement with “Westgate Branson Woods”

(ix) “Towers North” was deemed to be in agreement with “Westgate Towers North”

(x)   “Myrtle Beach” was deemed to be in agreement with “Westgate Myrtle Beach”

(xi) “Cedar Rdg/Loggers Pt” was deemed to be in agreement with “Cedar Ridge at The Woods Condominium” and “Cedar Ridge”

(xii)  “Flamingo Bay” was deemed to be in agreement with “Westgate Flamingo Bay, Las Vegas”

(xiii)  “Emerald Pointe” was deemed to be in agreement with “Westgate GV at Emerald Point” and “Branson Lakes”

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•

the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•

the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•

the phrase “Source Documents” means a record containing details of a particular timeshare loan’s characteristic(s). Source Documents include the Note, Closing Disclosure, Material Modification and Credit File Output.

Due diligence agreed-upon procedures

On February 5, 2026, the Company provided us with a computer readable data file (the “Data File”) containing certain characteristics of the timeshare loans (the “Timeshare Loans”) included in the Securitization Transaction. We performed the procedures indicated below on the Timeshare Loans.

As instructed by the Company, Grant Thornton selected 100 Timeshare Loans on a random basis from the Data File. For each of the selected Timeshare Loans (the “Sample Timeshare Loans”) listed on Appendix A, we compared certain characteristics (as identified in Exhibit 1) to certain available Source Documents.

The procedures we performed on the Sample Timeshare Loans are listed below: Exhibit 1 Characteristics:

	Sample Characteristic	Sample Timeshare Loans Column Title / Data File Field	Source Documents
1	Loan Number	ACCOUNT	Note / Closing Disclosure / Material Modification

2	State	ST	Note / Closing Disclosure / Material Modification

3	Sales date	CONTR_DT	Note / Closing Disclosure / Material Modification

4	Amount Financed	AMT_FINANCED	Note / Closing Disclosure / Material Modification

5	Payment Amount	PMT_AMT	Note / Closing Disclosure / Material Modification

6	Interest Rate	INT	Note / Closing Disclosure / Material Modification

7	Maturity Date	MAT_DATE	Note

8	Resort Name	Resort_Name_And_Code	Note

9	Original term to maturity	TERM	Note / Closing Disclosure / Material Modification

10	Down payment	DOWN_PAY	Closing Disclosure / Material Modification

11	Sales price	PURCH_PR	Closing Disclosure / Material Modification

12	FICO score	FICO	Credit File Output

The Company instructed us to use the following methodology:

For characteristics 1-12 (as set forth in the Data File), we compared and agreed to the corresponding information as set forth in the provided Source Documents.

For “FICO Score” (characteristic 12), we were instructed by the Company to take the highest FICO score if there are two or more borrowers.

We noted no discrepancies between the Data File and the Source Documents.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

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Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements;

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Addressing the value of collateral securing any such assets being securitized;

•

Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations;

•

Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”);

•

Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions, including but not limited to whether the characteristics have implications on the future performance of the assets, underwritten value of the assets, credit quality of the assets, likelihood of return to investors or any other implications related to the assets or the related asset-backed securities;

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Forming any conclusions; or

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Any other terms or requirements of the transaction that do not appear in this report.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

/s/ GRANT THORNTON LLP

Fort Lauderdale, Florida

March 2, 2026

Appendix A

APPENDIX A

Sample Timeshare Loans

Sample Timeshare Loan Number	Timeshare Loan Number	Sample Timeshare Loan Number	Timeshare Loan Number	Sample Timeshare Loan Number	Timeshare Loan Number	Sample Timeshare Loan Number	Timeshare Loan Number
1	[REDACTED]	26	[REDACTED]	51	[REDACTED]	76	[REDACTED]
2	[REDACTED]	27	[REDACTED]	52	[REDACTED]	77	[REDACTED]
3	[REDACTED]	28	[REDACTED]	53	[REDACTED]	78	[REDACTED]
4	[REDACTED]	29	[REDACTED]	54	[REDACTED]	79	[REDACTED]
5	[REDACTED]	30	[REDACTED]	55	[REDACTED]	80	[REDACTED]
6	[REDACTED]	31	[REDACTED]	56	[REDACTED]	81	[REDACTED]
7	[REDACTED]	32	[REDACTED]	57	[REDACTED]	82	[REDACTED]
8	[REDACTED]	33	[REDACTED]	58	[REDACTED]	83	[REDACTED]
9	[REDACTED]	34	[REDACTED]	59	[REDACTED]	84	[REDACTED]
10	[REDACTED]	35	[REDACTED]	60	[REDACTED]	85	[REDACTED]
11	[REDACTED]	36	[REDACTED]	61	[REDACTED]	86	[REDACTED]
12	[REDACTED]	37	[REDACTED]	62	[REDACTED]	87	[REDACTED]
13	[REDACTED]	38	[REDACTED]	63	[REDACTED]	88	[REDACTED]
14	[REDACTED]	39	[REDACTED]	64	[REDACTED]	89	[REDACTED]
15	[REDACTED]	40	[REDACTED]	65	[REDACTED]	90	[REDACTED]
16	[REDACTED]	41	[REDACTED]	66	[REDACTED]	91	[REDACTED]
17	[REDACTED]	42	[REDACTED]	67	[REDACTED]	92	[REDACTED]
18	[REDACTED]	43	[REDACTED]	68	[REDACTED]	93	[REDACTED]
19	[REDACTED]	44	[REDACTED]	69	[REDACTED]	94	[REDACTED]
20	[REDACTED]	45	[REDACTED]	70	[REDACTED]	95	[REDACTED]
21	[REDACTED]	46	[REDACTED]	71	[REDACTED]	96	[REDACTED]
22	[REDACTED]	47	[REDACTED]	72	[REDACTED]	97	[REDACTED]
23	[REDACTED]	48	[REDACTED]	73	[REDACTED]	98	[REDACTED]
24	[REDACTED]	49	[REDACTED]	74	[REDACTED]	99	[REDACTED]
25	[REDACTED]	50	[REDACTED]	75	[REDACTED]	100	[REDACTED]